EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow for hedge
Gross Balance	$ (1,865,233)	$ (13,151,841)	$ (813,844)
Tax	683,482	2,554,551	167,348
Net Balance	(1,181,751)	(10,597,290)	(646,496)
Exchange rate translation differences
Gross Balance	(41,844,584)	(72,455,525)	(68,831,435)
Tax	9,295,546	2,476,204	232,666
Net Balance	(32,549,038)	(69,979,321)	(68,598,769)
Benefit relate to defined benefit plans
Gross Balance	(379,007)	(63,463)	(329,477)
Tax	102,332	16,184	84,017
Net Balance	(276,675)	(47,279)	(245,460)
Total Comprehensive income
Gross Balance	(44,088,824)	(85,670,829)	(69,974,756)
Tax	10,081,360	5,046,939	484,031
Other comprehensive income, total	$ (34,007,464)	$ (80,623,890)	$ (69,490,725)